Summary of Significant Accounting Policies - Schedule of Foreign Currency Translation (Details)	Mar. 31, 2025	Mar. 31, 2024
Year End [Member]
Schedule of Foreign Currency Translation [Line Items]
Foreign Currency Translation	7.8	7.8
Year Average [Member]
Schedule of Foreign Currency Translation [Line Items]
Foreign Currency Translation	7.8	7.8